Subsequent events - Additional information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2022
Subsequent events
Interest rate basis		CDI
Business Acquisition | Escola Start Ltda. [member]
Subsequent events
Proportion of ownership interests held by minority shareholder	49.00%
Minority shareholder interest	R$ 11,700
Business Acquisition | Escola Start Ltda. [member] | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Subsequent events
Percentage of voting equity interests acquired	51.00%
Purchase consideration	R$ 4,454
Number of installments for consideration payment	2
Consideration paid in cash	R$ 4,100
Consideration to be paid	R$ 354
Interest rate basis	100% of the CDI